                         WELLS FARGO NON-QUALIFIED SELECT
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

        SUPPLEMENT DATED JUNE 3, 2002 TO THE PROSPECTUS DATED MAY 1, 2002


    Under the section entitled "About Us" under the sub-section entitled "The Funds," the investment goal of the Wells Fargo Variable Trust Equity Value Fund is deleted and replaced with the following:

    WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.














    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3345
033-63731